Expense Example, No Redemption {- Franklin LifeSmart™ 2055 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-26 - Franklin LifeSmart™ 2055 Retirement Target Fund - Class C	Jan. 29, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 148
3 Years	908
5 Years	1,689
10 Years	$ 3,738